ADVANCES TO SUPPLIERS	9 Months Ended
Apr. 30, 2017
ADVANCES TO SUPPLIERS [Text Block]	NOTE 4 – ADVANCES TO SUPPLIERS Advances to suppliers consist of the following:
	April 30,	July 31,
	2017	2016
	(Unaudited)
Advances to suppliers	$3,539,296	$4,594,299